N-2 - $ / shares	6 Months Ended
	Jun. 30, 2025	Jan. 01, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	[1],[2]	Jan. 01, 2022	[1],[2]
Cover [Abstract]
Entity Central Index Key	0001843974
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Destiny Tech100 Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is to maximize the portfolio’s total return, principally by seeking capital gains on equity and equity-related investments. Under normal market conditions, the Fund will invest at least 80% of its total assets in equity and equity-linked securities either directly or through SPVs, of companies principally engaged in the technology sector. Equity-linked securities mean any debt or equity securities that are convertible, exercisable or exchangeable for equity securities of the issuer, or that provide the Fund with economic exposure to the equity securities of such issuer. The Fund will invest principally in the equity and equity-linked securities of what it believes to be rapidly growing venture-capital-backed emerging companies, located primarily in the United States. The Fund may also invest on an opportunistic basis in select U.S. publicly traded equity securities or certain non-U.S. companies that otherwise meet its investment criteria. The Fund concentrates its investments in companies operating in one or more industries within the technology group of industries. There can be no assurance that the Fund’s investment objective will be achieved or that its investment program will be successful. We intend to be treated, and intend to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), beginning with the taxable year ended December 31, 2023. No assurance can be provided that we will qualify as a RIC for any taxable year.

Risk Factors [Table Text Block]

(g)   Risks and Uncertainties

All investments are subject to certain risks. Changes in overall market movements, interest rates, or factors affecting a particular industry, can affect the ultimate value of the Fund’s investments. Investments are subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual investors.

Liquidity and Valuation Risk - Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

A substantial portion of the Fund’s investments are illiquid, as determined by using the SEC standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Concentration Risk - Many of the Fund’s investments will be in U.S. private companies in the technology sector, and therefore will be particularly exposed to the risks attendant to investments in that sector. Investors generally have no assurance as to the degree of diversification of the Fund’s investments, either by geographic region, asset type or sector. Accordingly, a significant portion of the Fund’s investments may be made in relatively few geographic regions, asset types, security types or industry sectors. For example, as of June 30, 2025, approximately 60.78% of our investment portfolio is invested in private technology companies in the aerospace/aviation industry. Any such concentration of risk may increase losses suffered by the Fund, which could have a material adverse effect on the Fund’s overall financial condition.

General SPV Risks - Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with us and we will typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series LLC, we would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which we invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in an SPV, we own interests in the SPV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual SPVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

Market Disruption and Geopolitical Risk - The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.

NAV Per Share	$ 6.92	$ 6.44	$ 6.44	$ 4.84	$ 4.84	$ 5.22	$ 5.22		$ (1.6)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

(4)   Capital Transactions

On January 25, 2021, the Organizer purchased 2,500,000 shares of the Fund’s common stock, par value $0.00001, for $25,000.

In January 2021, the Fund commenced a private offering (the “Private Offering”) of Simple Agreements for Future Equity (“SAFEs”) pursuant to Rule 506(b) under the Securities Act of 1933, as amended, to a limited number of qualified purchasers, as such term is defined under Section 2(a)(51)(A) of the 1940 Act. A SAFE is an investment instrument similar to a convertible promissory note. The SAFE document is not a debt instrument, but rather appears on the Fund’s capitalization table like other convertible securities such as options. Unlike a convertible note, the SAFE does not have a maturity date and contains provisions for conversion into shares of the Fund’s common stock or redemption upon the occurrences set forth therein. Additionally, a SAFE does not accrue interest.

The purchasers of SAFEs are referred to as “SAFE Investors.” As additional consideration of a SAFE Investor’s purchase of the SAFE, each SAFE Investor was granted a warrant to purchase the number of shares of the Fund’s common stock equal to the purchase amount of the SAFE divided by $10.00 per share (or such amount per share established pursuant to any amendment to the terms of the SAFE) multiplied by either 40% for Tranche 1 or 30% for Tranche 2 and Tranche 3, rounded down to the nearest whole share (the “Warrant Shares”) at a purchase price of $11.50 per Warrant Share, subject to such adjustments as set forth in the terms of the SAFE (the “Warrant”).

Immediately prior to the SAFE Conversion (defined below), and in accordance with the terms of the SAFE agreement, the Fund performed a reverse stock split of shares of the common stock to ensure that a sufficient amount of shares of the common stock not owned by the Organizer would be outstanding after the SAFE Conversion.

On April 27, 2022, the Fund obtained approval from a majority of the SAFE holders to amend the SAFE Agreement to provide for a mandatory conversion of the SAFEs to shares of our common stock at a conversion price of $10.00 per share (the “SAFE Conversion”). On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issued and outstanding.

The SAFE Investors who acquired shares of the common stock in connection with the SAFE Conversion (the “Lock-Up Shares”) are subject to limitations on their ability to offer, sell or otherwise dispose of the Lock-Up Shares during the “Lock-Up Period”. Immediately following the date the shares are listed for trading on the NYSE, 25% of the Lock-Up Shares will be freely transferable and not subject to the lock-up provisions as defined in the Fund’s Registration Statement. The Lock-Up Period for the remaining Lock-Up Shares is:

•      with respect to the first 33.33% of the remaining Lock-Up Shares, 60 days after the date our shares are listed for trading on the NYSE,

•      with respect to an additional 33.33% of the remaining Lock-Up Shares, 120 days after the date our shares are listed for trading on the NYSE, and

•      with respect to the last 33.33% of the remaining Lock-Up Shares, 180 days after the date our shares are listed for trading on the NYSE.

Warrants

As additional consideration in connection with the Private Offering, the Fund issued to investors warrants (the “Warrants”) to purchase additional shares of the Fund’s common stock at a purchase price of $11.50 per Warrant, subject to certain adjustments set forth in the SAFE Agreement entered into between the Fund and purchasers of SAFEs. Pursuant to the terms of the Warrant Agreement, the Warrants had an expiration date of January 1, 2026.

The Fund evaluated the Warrants pursuant to ASC 480 to determine whether they represent an obligation requiring the Fund to classify the instruments as a liability. Management determined the Warrants did not meet the criteria to be classified as liabilities under ASC 480 and next evaluated them under ASC 815.

Management then determined the Warrants did not meet the definition of a derivative. It was thus determined to next evaluate them under the guidance in ASC 815-40-15-5 through 15-8 to determine whether they meet the criteria to be considered indexed to the Fund’s own stock. Management determined the Warrants did not meet the criteria to be considered indexed to the Fund’s own stock and were treated as a liability classified pursuant to ASC 815-40-15-7D.

It was determined that the Warrants expired 120 days following the Fund’s registration as an investment company on May 13, 2022, pursuant to Section 18 of the 1940 Act.

Outstanding Security, Title [Text Block]
Assets
Investments, at fair value (Cost – $77,745,434)	$76,846,036
Prepaid expense	111,831
Deferred Offering Cost (see Note 2)	641,127
Other receivable	7
Total Assets	77,599,001

Liabilities
Management fees payable	1,305,001
Professional fees payable	702,249
Valuation fees payable	89,682
Fund administration fees payable	40,117
Transfer agent fees payable	7,498
Custody fees payable	2,465
Other fees payable	154,860
Total Liabilities	2,301,872
Commitments and contingencies (Note 6)
Net Assets	$75,297,129

Net Assets Consist Of:
Paid-in-capital (500,000,000 shares authorized, $0.00001 par value)	82,231,321
Total accumulated deficit	(6,934,192)
Net Assets applicable to Common Shareholders	$75,297,129

Net Asset Value Per Share
Net Assets applicable to Common Shareholders	$75,297,129
Common Shares of beneficial interest outstanding, at $0.00001 par value; 500,000,000 shares authorized, 10,879,905 shares issued and outstanding	10,879,905
Net Asset Value Per Share applicable to Common Shareholders	$6.92

Outstanding Security, Authorized [Shares]	500,000,000
Outstanding Security, Held [Shares]	10,879,905
Liquidity and Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Valuation Risk - Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

A substantial portion of the Fund’s investments are illiquid, as determined by using the SEC standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk - Many of the Fund’s investments will be in U.S. private companies in the technology sector, and therefore will be particularly exposed to the risks attendant to investments in that sector. Investors generally have no assurance as to the degree of diversification of the Fund’s investments, either by geographic region, asset type or sector. Accordingly, a significant portion of the Fund’s investments may be made in relatively few geographic regions, asset types, security types or industry sectors. For example, as of June 30, 2025, approximately 60.78% of our investment portfolio is invested in private technology companies in the aerospace/aviation industry. Any such concentration of risk may increase losses suffered by the Fund, which could have a material adverse effect on the Fund’s overall financial condition.

General SPV Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General SPV Risks - Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with us and we will typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series LLC, we would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which we invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in an SPV, we own interests in the SPV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual SPVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk - The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	common stock

[1]	On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issues and outstanding.
[2]	The Fund commenced operations on January 25, 2021. For the period from January 25, 2021 to May 11, 2022, the Organizer was the sole owner of the Fund’s shares of common stock of 2,500,000 shares. Financial Highlights were not presented for the Fund for the 2021 period.